Contingent liabilities and legal proceedings (Tables)	12 Months Ended
Mar. 31, 2024
Contingent liabilities and legal proceedings
Schedule of contingent liabilities

	2024	2023
	€m	€m
Performance and payment bonds[1]	1,399	1,307

Notes:

1	Performance bonds require the Group to make payments to third parties in the event that the Group does not perform what is expected of it under the terms of any related contracts or commercial arrangements.